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                      DRESDNER RCM GLOBAL FUNDS, INC.
                     SUPPLEMENT DATED JANUARY 5, 2001
                 TO THE PROSPECTUS DATED OCTOBER 30, 2000


THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE
PROSPECTUS:

Effective December 29, 2000, the Dresdner MidCap Fund and Dresdner RCM Small Cap Fund have been reorganized from series of Dresdner RCM Capital Funds, Inc. (the "Capital Company") to series of Dresdner RCM Global Funds, Inc. (the "Global Company"). As a result of the reorganization, the Capital Company, a Maryland Corporation, will be dissolved.

The Global Company also offers the following funds, pursuant to a separate prospectus: Dresdner RCM Large Cap Growth Fund, Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Biotechnology Fund, Dresdner RCM Balanced Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM International Growth Equity Fund, Dresdner RCM Emerging Markets Fund and Dresdner RCM Europe Fund. For a copy of the prospectus, please call the Global Company at 800-726-7240.

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                      DRESDNER RCM GLOBAL FUNDS, INC.
                     SUPPLEMENT DATED JANUARY 5, 2001
     TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 2000


THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE SAI:

Effective December 29, 2000, the Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund have been reorganized from series of Dresdner RCM Capital Funds, Inc. to series of Dresdner RCM Global Funds, Inc.

THE FOLLOWING INFORMATION REPLACES THE CORRESPONDING FOOTNOTE ON PAGE 20 OF THE SAI:

*Elected as Directors at a stockholders' meeting held on December 18, 2000, pending reorganization of Dresdner RCM Investment Funds Inc., the closing of which is anticipated in January 2001.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "GENERAL INFORMATION" ON PAGE 32 OF THE SAI:

The Global Company was incorporated in Maryland as an open-end management investment company on September 17, 1995. The authorized capital stock of the Global Company is 3,250,000,000 shares (par value $.0001 per share) of which 100,000,000 shares have been designated as shares of the International Growth Equity Fund, 150,000,000 shares have been designated as shares of the Small Cap Fund, 600,000,000 shares have been designated as shares of the MidCap Fund, 200,000,000 shares have been designated as shares of the Europe Fund, 50,000,000 shares have been designated as shares of each of the Global Technology Fund, Global Small Cap Fund, Global Health Care Fund, Large Cap Fund, Biotechnology Fund, Emerging Markets Fund and the Tax Managed Growth Fund and 25,000,000 shares of capital stock (par value $.0001 per share) have been designated as shares of the Balanced Fund.











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